Supplement dated September 12, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund	5/01/2013
Effective on or about September 12, 2013, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Portfolio Manager	Co-manager	2011
Brian Neigut	Portfolio Manager	Co-manager	2011
James King	Portfolio Manager	Co-manager	September 2013
William Chamberlain, CFA	Portfolio Manager	Co-manager	September 2013
The rest of the section remains the same.
The portfolio manager information under the caption “Primary Service Providers - Portfolio Management” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Portfolio Manager	Co-manager	2011
Brian Neigut	Portfolio Manager	Co-manager	2011
James King	Portfolio Manager	Co-manager	September 2013
William Chamberlain, CFA	Portfolio Manager	Co-manager	September 2013
Mr. Myers joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2004. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.
Mr. Neigut joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University.
Mr. King joined the Investment Manager in 2011. Prior to 2011, Mr. King was a Senior Equity Analyst for Thrivent Financial. Mr. King began his investment career in 1995 and earned a B.S. in Economics from the University of Wisconsin and a M.B.A. in Finance from University of Minnesota.
Mr. Chamberlain joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since he began his career in 1995. Mr. Chamberlain earned a B.B.A. degree in finance from Pacific Lutheran University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6651-1 A (9/13)

Supplement dated September 12, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund	5/01/2013
Effective on or about September 12, 2013, the following changes are made to the Fund’s prospectus:
The list of portfolio managers under the caption “Fund Management” in the "Summary of Columbia VP- Mid Cap Growth Opportunity Fund" section is hereby superseded and replaced with the following information:
Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Portfolio Manager	Co-manager	2011
Brian Neigut	Portfolio Manager	Co-manager	2011
James King	Portfolio Manager	Co-manager	September 2013
William Chamberlain, CFA	Portfolio Manager	Co-manager	September 2013
The rest of the section remains the same.
The portfolio manager information under the caption “Portfolio Management” for Columbia VP – Mid Cap Growth Opportunity Fund in the “More Information About the Funds” section is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Portfolio Manager	Title	Role with Fund	Managed Fund Since
George Myers, CFA	Portfolio Manager	Co-manager	2011
Brian Neigut	Portfolio Manager	Co-manager	2011
James King	Portfolio Manager	Co-manager	September 2013
William Chamberlain, CFA	Portfolio Manager	Co-manager	September 2013
Mr. Myers joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2004. Mr. Myers began his investment career in 1998 and earned a B.B.A. and M.S. in finance from the University of Wisconsin in Madison.
Mr. Neigut joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007. Mr. Neigut began his investment career in 1995 and earned a B.B.A. from Pacific Lutheran University.
Mr. King joined the Investment Manager in 2011. Prior to 2011, Mr. King was a Senior Equity Analyst for Thrivent Financial. Mr. King began his investment career in 1995 and earned a B.S. in Economics from the University of Wisconsin and a M.B.A. in Finance from University of Minnesota.
Mr. Chamberlain joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since he began his career in 1995. Mr. Chamberlain earned a B.B.A. degree in finance from Pacific Lutheran University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-209 A (9/13)